Stockholders' Equity Table of Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	$ (270)
Other comprehensive income (loss)	71	$ 30	$ 100
Total, Ending Balance	(199)	(270)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(2)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	0
Total, Ending Balance	(2)	(2)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(1)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	0
Total, Ending Balance	(1)	(1)
Pension and Other Post Retirement Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(267)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	59
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	12
Other comprehensive income (loss)	71
Total, Ending Balance	(196)	(267)
Total AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(270)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	59
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	12
Other comprehensive income (loss)	71	32	$ 101
Total, Ending Balance	$ (199)	$ (270)